U.S.	SECURITIES AND EXCHANGE COMMISSION
""" Was"	"hington, D.C.  20549 """

FORM	24F-2
Annu	al Notice of Securities Sold
Purs	uant to Rule 24f-2



1	Name and address of issuer:
	Rule 24f-2 Filing for CitiFunds Institut	ional	Trust
	125 Broad Street
""""	"New York, NY 10004 """


2	Name of each series or class of securiti	es fo	r which
	this Form is filed (If the Form is being	file	d for all
""""	series and classes of securities of the	issu	"er, check """
	the box but do not list series of classe	s): [	X ]


3	Investment Company Act File Number:
	811-6740
	Securities Act File Number:
	33-49552


4.(a	)  Last day of fiscal year for which this F	orm i	s filed:
""""	"August 31, 2004 """

4.(b	)  [   ]  Check box if this Form is being f	iled	late
""""	"(i.e., more than 90 calendar days after"	the	"end of the """
	issuer's fiscal year).

4.(c	)  [   ]  Check box if this is the last tim	e the	issuer
	will be filing this form.


5	Calculation of registration fee:

(i)	Aggregate sale price of securities sold	durin	g the fiscal
""""	"year pursuant to section 24(f): $274,63"	"9,807"	",747 """


(ii)	Aggregate price of securities redeemed o	r rep	urchased
""""	"during the fiscal year: $277,438,883,43"	"3 """


(iii	)  Aggregate price of securities redeemed o	r rep	urchased
	during any prior fiscal year ending no e	arlie	r than
""""	"October 11, 1995 that were not previous"	ly us	"ed to reduce """
""""	registration fees payable to the commis	sion:	"$4,707,753,167 """


(iv)	Total available redemption credits [add	Item	5(ii) and
""""	"(iii): $282,146,636,600 """


(v)	Net sales - if Item 5(i) is greater than	Item	5(iv)
""""	[subtract Item 5(iv)from Item 5(i)]: -$	"7,506"	",828,853 """


(vi)	Redemption credits available for use in	futur	e years
	$(0) -if Item 5(I) is less than Item 5(i	v)[su	btract
""""	"Item 5(iv) from Item 5(i)]: -$(7,506,82"	"8,853"	") """


(vii	)  Multiplier for determining registration	fee b	y 0.000127


(vii	i) Registration fee due [multiply Item 5(v)	by I	tem 5(vii)
	(enter *0* if no fee is due): *0*

6	Prepaid Shares

	If the response to item 5(i) was determi	ned b	y deducting
	an amount of securities that were regist	ered	under the
	Securities Act of 1933 pursuant to rule	2.40E-01	as in
	effect before [effective date of rescisi	son o	f rule
""""	"24e-2], then report the amount of secur"	ities	"(number of """
	shares or other units) deducted here: __	_____	_. If there
	is a number of shares of other units tha	t wer	e registered
	pursuant to rule 24e-2 remaining unsold	at th	e end of the
	fiscal year for which this form is filed	that	are
""""	available for use by the issuer in futu	re fi	"scal years, """
	then state that number here: __________.

7	Interest due - if this Form is being fil	ed mo	re than 90
	days after the end of the issuer's fisca	l yea	r: $________


8	Total of the amount of the registration	fee d	ue plus any
	interest due [line 5(viii) plus line 7):	*0*

9	Date the registration fee and any intere	st pa	yment was
	sent to the Commission's lockbox deposit	ory:	CIK# 000889512

	Method of Delivery:

	[   ]    Wir	e Tra	nsfer
	[   ]    Mai	l or	other means


SIGN	ATURES
This	report has been signed below by the follow	ing p	ersons on
beha	lf of the issuer and in the capacities and	on th	e dates
indi	cated.

By (	Signature and Title)* _____________________	_____	___________
""""	"Frances Guggino, Tr"	easur	"er """

""" Dat"	"e : November 9, 2004 """

*Ple	ase print the name and title of the signing	offi	cer below
the	signature.